Operating leases	12 Months Ended
Dec. 31, 2011
Operating leases
Operating leases

19.  Operating leases

We lease certain computer and communications equipment, transportation equipment and other property through operating leases. Total rental expense for operating leases was $429 million, $359 million, and $381 million for 2011, 2010 and 2009, respectively.

Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

Years ended December 31,

(Millions of dollars)

2012	2013	2014	2015	2016	Thereafter	Total
$314	$237	$196	$151	$115	$386	$1,399